Stock-Based Compensation - Summary of Total stock-based compensation expense (Detail) - ColdQuanta, Inc. dba Infleqtion [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock Based Compensation [Line Items]
Stock-based compensation expense		$ 3,056	$ 3,741
Cost of revenue [Member]
Stock Based Compensation [Line Items]
Stock-based compensation expense		300	104
Research and development [Member]
Stock Based Compensation [Line Items]
Stock-based compensation expense		374	$ 447
Selling, general and administrative
Stock Based Compensation [Line Items]
Stock-based compensation expense	$ 2,382	$ 3,190